------------------------------
                      UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   ------------------------------
                 Washington, D.C. 20549           OMB Number:    3235 -0570
                                                  Expires:   September 30, 2007
                                                  Estimated average burden
                                                  hours per response... 19.4
                                                  ------------------------------

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

                               BARON SELECT FUNDS
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                             c/o Baron Select Funds
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:    December 31
                        ------------------

Date of reporting period:   June 30, 2006
                         -----------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (01-05)

Item 1.  Baron Select Funds Semi-Annual Report for the period ended
          June 30, 2006.


[Registered Castle Logo]
    B  A  R  O  N
   S  E  L  E  C  T
    F  U  N  D  S

 BARON PARTNERS FUND


STATEMENT OF NET ASSETS.......................................................4

STATEMENT OF ASSETS AND
 LIABILITIES .................................................................5

STATEMENT OF OPERATIONS.......................................................5

STATEMENTS OF CHANGES IN
 NET ASSETS ..................................................................6

STATEMENT OF CASH FLOWS.......................................................6

NOTES TO FINANCIAL
 STATEMENTS ..................................................................7

FUND EXPENSES................................................................10

DISCLOSURE REGARDING THE
 APPROVAL OF THE INVESTMENT
 ADVISORY CONTRACT BY THE
 BOARD OF TRUSTEES ..........................................................11


767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com


SEMI-ANNUAL FINANCIAL REPORT                                      JUNE 30, 2006

Dear Baron Partners Fund Shareholder:

Attached you will find unaudited financial statements for Baron Partners Fund for the six months ended June 30, 2006. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing to join us as fellow shareholders in Baron Partners Fund. We will continue to work hard to justify your confidence.

Sincerely,

/s/ Ronald Baron
----------------
Ronald Baron
CEO and Chief Investment Officer
August 18, 2006



/s/ Peggy Wong
--------------
Peggy Wong
Treasurer and CFO
August 18, 2006

A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website, www.BaronFunds.com, or by calling 1-800-99-BARON and on the SEC's website at www.sec.gov. The Fund's most current proxy voting record, Form N-PX, is also available on the Fund's website, www.BaronFunds.com and on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330. A copy of the Fund's Form N-Q may also be obtained upon request by contacting Baron Funds at 1-800-992-2766. A schedule of Portfolio Holdings current to the most recent quarter is also available at www.BaronFunds.com.

--------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Partners Fund, including charges and expenses, call or write for a prospectus. Read it carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Baron Partners Fund unless accompanied or preceded by the Fund's current prospectus.

BARON PARTNERS FUND (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN
    BARON PARTNERS FUND^+** IN RELATION TO THE S&P 500^ and the Russell 2000^

                               [GRAPHIC OMITTED]

                       Baron                          Russell
                   Partners Fund^+**   S&P 500^       2000^
                   -------------       -------        -----
01/31/1992             10,000           10,000        10,000
12/31/1992             11,963           10,954        10,953
12/31/1993             16,210           12,056        13,021
12/31/1994             16,895           12,213        12,784
12/31/1995             24,612           16,798        16,421
12/31/1996             29,452           20,656        19,130
12/31/1997             47,671           27,544        23,408
12/31/1998             53,059           35,410        22,812
12/31/1999             64,247           42,852        27,661
12/31/2000             67,123           38,940        26,825
12/31/2001             56,347           34,300        27,492
12/31/2002             45,982           26,718        21,861
12/31/2003             61,963           34,375        32,191
12/31/2004             88,203           38,099        38,091
12/31/2005            100,873           39,958        39,825
06/30/2006            110,780           41,060        43,097


Information Presented by Fiscal Year as of December 31 and for the six months ended June 30, 2006

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended June 30, 2006

                                           Baron
                                           Partners         S&P        Russell
                                           Fund^**          500^        2000^
-------------------------------------------------------------------------------
Three Months (Not Annualized)              (2.65%)         (1.46%)      (5.02%)
Six Months (Not Annualized)                 9.82%           2.76%        8.21%
One Year                                   20.06%           8.62%       14.58%
Three Years                                29.89%          11.21%       18.70%
Five Years                                 14.37%           2.48%        8.48%
Ten Years                                  14.29%           8.30%        9.05%
Since Inception (January 31, 1992)+        18.15%          10.29%       10.66%
-----------------
^ S&P 500, Russell 2000, and the Fund are with dividends. The inclusion of dividends positively impacts the performance results of the Fund and the indexes. The S&P 500 and the Russell 2000 are unmanaged indexes. The S&P 500 measures the performance of larger cap equities in the stock market in general; the Russell 2000 of small companies.

+ Since inception, January 31, 1992, Baron Partners Fund's predecessor was a limited investment partnership, which imposed different advisory fees, operating expenses, and no dividend or capital gain distributions. The restated performance information reflects the imposition of the same advisory fees and expenses that would have been applied historically if the Fund had had its current structure since inception in accordance with SEC guidelines. The performance data include the predecessor partnership's performance for the periods before the Fund's registration statement became effective on April 30, 2003. The predecessor partnership was not registered under the 1940 Act. Hence it was not subject to certain investment restrictions imposed by the 1940 Act and by the Internal Revenue Code of 1986, which if applicable, might have adversely affected the performance of the Fund.

** Past performance is no guarantee of future results. The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.
--------------------------------------------------------------------------------

BARON PARTNERS FUND (unaudited)
--------------------------------------------------------------------------------

TOP TEN HOLDINGS (AS A PERCENTAGE OF LONG POSITIONS) AS OF
JUNE 30, 2006
----------------------------------------------------
                                           % of Long
                                           Positions
----------------------------------------------------
Wynn Resorts, Ltd.                            7.6%
Las Vegas Sands Corp.                         5.2%
Iron Mountain, Inc.                           4.6%
ChoicePoint, Inc.                             4.4%
Charles Schwab Corp.                          4.2%
Manor Care, Inc.                              4.2%
XTO Energy, Inc.                              4.0%
Jefferies Group, Inc.                         3.9%
AllianceBernstein Holding L.P.                3.7%
Boyd Gaming Corp.                             3.3%
----------------------------------------------------
                                             45.1%
----------------------------------------------------



                               TOP TEN INDUSTRIES
                       (AS A PERCENTAGE OF LONG POSITIONS)
                               AS OF JUNE 30, 2006

                                   [PIE CHART]

Recreation & Resorts                                 18.8%

Financial Services - Brokerage & Exchanges           13.5%

Business Services                                     9.0%

Financial Services - Asset Management                 8.9%

Energy Services                                       5.6%

Real Estate - REITs                                   5.1%

Retail - Specialty Stores                             5.1%

Transportation                                        4.6%

Healthcare Facilities                                 4.2%

Financial Services - Insurance                        2.9%

Other                                                22.3%

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
AS OF JUNE 30, 2006

        Shares                                      Cost              Value
--------------------------------------------------------------------------------
COMMON STOCKS (109.00%)

                 ADVERTISING SERVICES
                 (1.02%)
       275,000   Getty Images, Inc.*          $    17,639,684    $    17,465,250

                 AUTOMOTIVE PARTS (0.96%)
       200,000   Johnson Controls, Inc.            16,253,089         16,444,000

                 BUSINESS SERVICES (9.88%)
     2,000,000   ChoicePoint, Inc.*                69,222,009         83,540,000
     2,300,000   Iron Mountain, Inc.*              68,142,215         85,974,000
                                              ---------------    ---------------
                                                  137,364,224        169,514,000
                 DISTRIBUTION (2.35%)
     1,000,000   Fastenal Co.                      41,109,857         40,290,000

                 EDUCATION (0.90%)
       160,000   Strayer Education, Inc.           16,954,684         15,539,200

                 ENERGY SERVICES (6.14%)
       500,000   Helmerich & Payne, Inc.           33,180,152         30,130,000
     1,700,000   XTO Energy, Inc.                  43,592,911         75,259,000
                                              ---------------    ---------------
                                                   76,773,063        105,389,000
                 FINANCIAL SERVICES --
                  ASSET MANAGEMENT (9.73%)
     1,137,500   AllianceBernstein Holding
                  L.P.                             63,104,694         69,546,750
       750,000   Janus Capital Group, Inc.         13,201,560         13,425,000
       400,000   Legg Mason, Inc.                  48,775,084         39,808,000
     1,025,000   Nuveen Investments, Inc.,
                  Cl A                             34,752,789         44,126,250
                                              ---------------    ---------------
                                                  159,834,127        166,906,000
                 FINANCIAL SERVICES --
                  BROKERAGE & EXCHANGES (14.82%)
     5,000,000   Charles Schwab Corp.              51,307,910         79,900,000
       120,000   Chicago Mercantile
                  Exchange
                  Holdings, Inc., Cl A             15,545,091         58,938,000
     1,125,000   International Securities
                  Exchange, Inc., Cl A             34,980,682         42,828,750
     2,450,000   Jefferies Group, Inc.             55,095,997         72,593,500
                                              ---------------    ---------------
                                                  156,929,680        254,260,250
                 FINANCIAL SERVICES --
                  INSURANCE (3.17%)
       700,000   Arch Capital Group, Ltd.*         25,246,122         41,622,000
       450,000   Axis Capital Holdings,
                  Ltd.                             11,610,332         12,874,500
                                              ---------------    ---------------
                                                   36,856,454         54,496,500
                 FINANCIAL SERVICES --
                  MISCELLANEOUS (2.98%)
       575,000   National Financial
                 Partners
                  Corp.                            27,772,375         25,478,250
       450,000   The First Marblehead
                  Corp.                            14,385,447         25,623,000
                                              ---------------    ---------------
                                                   42,157,822         51,101,250

                 GAMING SERVICES (1.53%)
       800,000   Shuffle Master, Inc.*             20,506,313         26,224,000

                 HEALTHCARE FACILITIES (4.65%)
     1,700,000   Manor Care, Inc.                  56,664,142         79,764,000

                 HEALTHCARE PRODUCTS (1.73%)
       525,000   Zimmer Holdings, Inc.*            32,528,519         29,778,000

                 HOTELS AND LODGING (2.76%)
       770,000   Four Seasons Hotels, Inc.         44,815,857         47,308,800

                 REAL ESTATE SERVICES (2.69%)
       500,000   CoStar Group, Inc.*               19,573,936         29,915,000
       350,000   The St. Joe Company               21,910,870         16,289,000
                                              ---------------    ---------------
                                                   41,484,806         46,204,000
                 REAL ESTATE --
                  HOME BUILDING (2.27%)
     1,525,000   Toll Brothers, Inc.*              44,085,370         38,994,250

                 REAL ESTATE -- REITS (5.62%)
       249,000   AvalonBay Communities,
                  Inc.                             26,487,851         27,544,380
       250,000   Boston Properties, Inc.           14,835,865         22,600,000
       500,000   General Growth
                  Properties, Inc.                 16,346,702         22,530,000
       650,000   Kimco Realty Corp.                17,415,133         23,718,500
                                              ---------------    ---------------
                                                   75,085,551         96,392,880


        Shares                                      Cost              Value
--------------------------------------------------------------------------------
                 RECREATION AND RESORTS (19.74%)
     1,550,000   Boyd Gaming Corp.            $    68,716,255    $    62,558,000
       210,000   Kerzner Intl., Ltd.*               4,653,486         16,648,800
     1,250,000   Las Vegas Sands Corp.*            57,840,823         97,325,000
       875,000   Penn National Gaming,
                  Inc.*                            28,391,828         33,932,500
     1,750,000   Wynn Resorts, Ltd. *              72,463,524        128,275,000
                                              ---------------    ---------------
                                                  232,065,916        338,739,300
                 RESTAURANTS (1.82%)
       325,000   California Pizza Kitchen,
                  Inc.*                             9,543,897          8,931,000
       525,000   Red Robin Gourmet
                  Burgers, Inc.*                   23,588,466         22,344,000
                                              ---------------    ---------------
                                                   33,132,363         31,275,000
                 RETAIL -- CONSUMER STAPLES (2.26%)
       600,000   Whole Foods Market, Inc.          30,445,985         38,784,000

                 RETAIL -- SPECIALTY STORES (5.64%)
       550,000   Blue Nile, Inc.*                  14,760,565         17,688,000
       575,000   CarMax, Inc.*                     15,992,328         20,389,500
     1,050,000   Dicks Sporting Goods,
                  Inc.*                            32,168,945         41,580,000
       750,000   Select Comfort Corp.*             12,215,411         17,227,500
                                              ---------------    ---------------
                                                   75,137,249         96,885,000
                 TRANSPORTATION (5.10%)
       800,000   C. H. Robinson Worldwide,
                  Inc.                             20,066,739         42,640,000
       800,000   Expeditors International
                  of Washington, Inc.              20,930,533         44,808,000
                                              ---------------    ---------------
                                                   40,997,272         87,448,000
                 UTILITY SERVICES (1.24%)
       800,000   ITC Holdings Corp.                22,493,714         21,264,000
                                              ---------------    ---------------
TOTAL COMMON STOCKS                             1,451,315,741      1,870,466,680
                                              ---------------    ---------------
Principal Amount
--------------------------------------------------------------------------------
CORPORATE BONDS (0.93%)

                 RECREATION AND RESORTS
$    5,000,000   Wynn Resorts, Ltd. 6.00%
                  Sub. Conv. Deb.
                  due 07/15/2015                    4,918,286         15,920,000
                                              ---------------    ---------------
TOTAL INVESTMENTS (109.93%)                   $ 1,456,234,027      1,886,386,680
                                              ===============
LIABILITIES LESS
   CASH AND OTHER ASSETS (-9.93%)                                   (170,457,694)
                                                                 ---------------
NET ASSETS (EQUIVALENT TO $20.24 PER
   SHARE BASED ON 84,768,508 SHARES
   OUTSTANDING)                                                  $ 1,715,928,986
                                                                 ===============

---------------
%   Represents percentage of net assets
*   Non-income producing securities

                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
JUNE 30, 2006

ASSETS:
 Investments in securities, at value (Cost $1,456,234,027)        $1,886,386,680
 Cash                                                                    496,248
 Dividends and interest receivable                                       983,395
 Due from broker                                                           3,024
 Receivable for securities sold                                        4,260,482
 Receivable for shares sold                                            6,604,000
 Prepaid expenses                                                         15,777
                                                                  --------------
                                                                   1,898,749,606
                                                                  --------------
LIABILITIES:
 Due to custodian bank                                               147,500,000
 Payable for securities purchased                                     33,614,902
 Payable for shares redeemed                                             497,020
 Accrued expenses and other payables                                   1,208,698
                                                                  --------------
                                                                     182,820,620
                                                                  --------------
NET ASSETS                                                        $1,715,928,986
                                                                  ==============
NET ASSETS CONSIST OF:
 Capital paid-in                                                  $1,307,362,604
 Accumulated net investment loss                                      (3,824,672)
 Accumulated net realized loss                                       (17,761,599)
 Net unrealized appreciation on investments                          430,152,653
                                                                  --------------
NET ASSETS                                                        $1,715,928,986
                                                                  ==============
SHARES OUTSTANDING
 ($.01 PAR VALUE; INDEFINITE SHARES AUTHORIZED)                       84,768,508
                                                                  ==============
NET ASSET VALUE PER SHARE                                         $        20.24
                                                                  ==============


STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2006

INVESTMENT INCOME:
 INCOME:
   Interest                                                         $    180,842
   Dividends                                                           9,655,813
                                                                    ------------
   Total income                                                        9,836,655
                                                                    ------------
 EXPENSES:
   Investment advisory fees                                            7,832,111
   Distribution fees                                                   1,958,028
   Shareholder servicing agent fees                                      166,775
   Reports to shareholders                                               198,400
   Professional fees                                                      32,075
   Registration and filing fees                                           34,114
   Custodian fees                                                         23,106
   Trustee fees                                                           46,735
   Miscellaneous                                                          14,356
                                                                    ------------
   Operating expenses                                                 10,305,700
   Interest expense                                                    3,355,627
                                                                    ------------
   Total expenses                                                     13,661,327
                                                                    ------------
   Net investment loss                                                (3,824,672)
                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments sold                             (10,923,233)
   Change in net unrealized appreciation of investments              150,606,627
                                                                    ------------
   Net gain on investments                                           139,683,394
                                                                    ------------
   Net increase in net assets resulting from operations             $135,858,722
                                                                    ============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                FOR THE             FOR THE
                                            SIX MONTHS ENDED       YEAR ENDED
                                             JUNE 30, 2006     DECEMBER 31, 2005
                                            ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                         $   (3,824,672)     $   (9,744,412)
 Net realized (loss) gain on
  investments                                   (10,923,233)         33,784,164
 Net change in unrealized appreciation
  on investments                                150,606,627         131,774,894
                                             --------------      --------------
 Increase in net assets resulting from
  operations                                    135,858,722         155,814,646
                                             --------------      --------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments                         0         (53,956,540)
                                             --------------      --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares               466,594,011       1,048,959,250
 Net asset value of shares issued in
  reinvestment of dividends                               0          51,770,755
 Cost of shares redeemed                       (289,562,513)       (432,281,144)
                                             --------------      --------------
 Increase in net assets derived from
 capital share transactions                     177,031,498         668,448,861
                                             --------------      --------------
 Net increase in net assets                     312,890,220         770,306,967
NET ASSETS:
 Beginning of period                          1,403,038,766         632,731,799
                                             --------------      --------------
 End of period                               $1,715,928,986      $1,403,038,766
                                             ==============      ==============
ACCUMULATED NET INVESTMENT (LOSS)
 INCOME
 AT THE END OF PERIOD                        $   (3,824,672)     $            0
                                             ==============      ==============
SHARES:
 Shares sold                                     23,406,276          61,189,922
 Shares issued in reinvestment of
  dividends                                               0           2,977,432
 Shares redeemed                                (14,746,677)        (25,609,039)
                                             --------------      --------------
 Net increase                                     8,659,599          38,558,315
                                             ==============      ==============

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2006


CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
 Sales of capital shares                                           $ 466,761,436
 Cash distributions paid                                                       0
 Repurchase of capital shares                                       (290,742,644)
                                                                   -------------
 Cash provided by capital share transactions                         176,018,792
                                                                   -------------
 Decrease in due from broker                                             424,593
 Increase in due to custodian bank                                    56,000,000
                                                                   -------------
                                                                     232,443,385
                                                                   -------------
CASH PROVIDED (USED) BY OPERATIONS:
 Purchases of portfolio securities                                  (557,748,349)
 Proceeds from sales of portfolio securities                         328,636,497
 Cash paid in connection with swap transactions                         (202,375)
 Other decreases                                                          (3,545)
                                                                   -------------
                                                                    (229,317,772)
                                                                   -------------
 Net investment loss                                                  (3,824,672)
 Net change in receivables/payables related to operations                529,568
                                                                   -------------
                                                                    (232,612,876)
                                                                   -------------
 Net decrease in cash                                                   (169,491)
                                                                   -------------
 Cash and cash equivalents beginning of period                           665,739
                                                                   -------------
 Cash and cash equivalents end of period                           $     496,248
                                                                   =============
 Supplemental cash flow information:
   Interest paid                                                   $   2,936,089
                                                                   =============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION.

Baron Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. Baron Partners Fund (the "Fund") is a separate non-diversified series of the Trust. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. The Fund's investment objective is to seek capital appreciation.

The Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware (the "Partnership"). Effective as of the close of business on April 30, 2003, the Partnership was reorganized into a Delaware statutory trust. The Fund commenced operations with an initial tax- free contribution of assets and liabilities, including securities-in-kind from the Partnership.

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(A) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income/expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(C) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(D) DISTRIBUTIONS. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, wash sale losses deferred, and realized gains (losses) from swap transactions. Distributions received from Real Estate Investment Trusts ("REITs") may be composed of dividends, realized gains and return of capital. These amounts are initially estimated and may be subsequently reclassified upon receipt of actual information from the REITs.

(E) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(F) COMMITMENTS AND CONTINGENCIES. In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Fund under these agreements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

(G) CASH AND CASH EQUIVALENTS. The Fund considers all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

(3) PURCHASES AND SALES OF SECURITIES.

For the six months ended June 30, 2006, purchases and sales of securities, other
than  short  term  securities,   aggregated   $589,177,391   and   $330,321,926,
respectively.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(A) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the expense ratio for the Fund to 1.45%, excluding portfolio transaction costs, interest and extraordinary expenses.

(B) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Fund pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets.

(C) TRUSTEE FEES. Certain Trustees of the Fund may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Fund. None of the Fund's officers received compensation from the Fund.

(5) LINE OF CREDIT. The Fund has a line of credit with the custodian bank in the amount of $200,000,000 to be used for investment purposes. Interest is charged to the Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.50%.

During the six months ended June 30, 2006, the Fund had an average daily balance on the line of credit of $108,088,541 at a weighted average interest rate of 6.26%. At June 30, 2006, the Fund had an outstanding loan in the amount of $147,500,000 under the line of credit.

(6) SWAP CONTRACTS. The Fund may enter into equity swap transactions as a substitute for investing or selling short directly in securities. A swap transaction is entered into with a counterparty to exchange the returns on a particular security or a basket of securities. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount". The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased had it been invested or decreased if sold short in the particular stocks. Upon entering into the swap contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. During the period the swap contract is open, the Fund marks to market the underlying instruments, including accrued dividends, and recognizes any unrealized gain or loss. Net payments made or received periodically are recognized as realized gain or loss. Swap contracts may involve exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The notional amount reflects the exposure the Fund has in the underlying securities. These transactions are subject to credit risks in addition to the various risks related to the underlying securities. At June 30, 2006, there were no swap contracts outstanding.

(7) SHORT SALES. The Fund may sell securities short. When the Fund sells short, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Fund is required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The Fund's risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

(8) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of June 30, 2006, the cost of investments on a tax basis was as follows:


Cost of investments                                               $1,456,461,945
                                                                  ==============
Gross tax unrealized appreciation                                 $  475,060,467
Gross tax unrealized depreciation                                    (45,135,732)
                                                                  --------------
Net tax unrealized appreciation                                   $  429,924,735
                                                                  ==============

The tax composition of dividends paid during the six month period ended June 30, 2006, and fiscal year ended December 31, 2005 was as follows:


                                            SIX MONTHS ENDED       YEAR ENDED
                                             JUNE 30, 2006     DECEMBER 31, 2005
                                            ----------------   -----------------
Ordinary Income*                                   $0             $26,360,760
Long-Term Capital Gains                            $0             $27,595,780

---------------
* For tax purposes, short-term capital gains are considered ordinary income distributions.

(9) FINANCIAL HIGHLIGHTS.

Selected data for a share of beneficial interest outstanding throughout each period:


                                                              FOR THE          YEAR ENDED DECEMBER 31,
                                                         SIX MONTHS ENDED    ---------------------------
                                                           JUNE 30, 2006       2005       2004     2003*
                                                         ----------------    --------    ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  18.43        $  16.85    $12.17   $10.00
                                                             --------        --------    ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                             (0.05)          (0.13)    (0.06)   (0.10)
Net realized and unrealized gain on investments                  1.86            2.49      5.17     3.63
                                                             --------        --------    ------   ------
 TOTAL FROM INVESTMENT OPERATIONS                                1.81            2.36      5.11     3.53
                                                             --------        --------    ------   ------
LESS DISTRIBUTIONS
Dividends from net investment income                             0.00            0.00      0.00     0.00
Distributions from net realized gains                            0.00           (0.78)    (0.43)   (1.36)
                                                             --------        --------    ------   ------
 TOTAL DISTRIBUTIONS                                             0.00           (0.78)    (0.43)   (1.36)
                                                             --------        --------    ------   ------
NET ASSET VALUE, END OF PERIOD                               $  20.24        $  18.43    $16.85   $12.17
                                                             ========        ========    ======   ======
 TOTAL RETURN                                                     9.8%+          14.4%     42.3%    35.7%+
                                                             --------        --------    ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period                      $1,715.9        $1,403.0    $632.7   $164.3
Ratio of total expenses to average net assets                    1.74%**         1.62%     1.46%    1.77%**
Less: Ratio of interest expense to average net assets           (0.43%)**       (0.27%)   (0.12%)  (0.37)%**
                                                             --------        --------    ------   ------
Ratio of operating expenses to average net assets                1.31%**         1.35%     1.34%    1.40%
                                                             ========        ========    ======   ======
Ratio of net investment loss to average net assets              (0.49%)**       (0.85%)   (0.83%)  (1.39)%**
Portfolio turnover rate                                         19.50%+         37.62%   57.77%    36.67%+

---------------
* For the period April 30, 2003 (commencement of operations as a mutual fund) to December 31, 2003.
**   Annualized.
+    Not annualized.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

     As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This Example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED JUNE 30, 2006*


                                         BEGINNING          ENDING       ANNUALIZED     EXPENSES
                       ACTUAL TOTAL    ACCOUNT VALUE     ACCOUNT VALUE     EXPENSE     PAID DURING
                          RETURN      JANUARY 1, 2006    JUNE 30, 2006     RATIO+      THE PERIOD#
                       ------------   ---------------    -------------   ----------    -----------
BARON PARTNERS FUND        9.82%         $1,000.00         $1,098.21        1.74%         $9.05

---------------
* Assumes all reinvestment of dividends and capital gain distributions, if any.
# Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the of number days in the most recent fiscal half-year, then divided by 365.
+ Annualized Expense Ratio for the six months ended June 30, 2006, includes 1.31% for operating expenses and 0.43% for interest expense.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED JUNE 30, 2006


                       HYPOTHETICAL      BEGINNING          ENDING       ANNUALIZED     EXPENSES
                        ANNUALIZED     ACCOUNT VALUE     ACCOUNT VALUE     EXPENSE     PAID DURING
                       TOTAL RETURN   JANUARY 1, 2006    JUNE 30, 2006     RATIO+      THE PERIOD#
                       ------------   ---------------    -------------   ----------    -----------
BARON PARTNERS FUND        5.00%         $1,000.00         $1,016.17        1.74%         $8.70

---------------
# Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
+ Annualized Expense Ratio for the six months ended June 30, 2006, includes 1.31% for operating expenses and 0.43% for interest expense.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY CONTRACT BY THE BOARD OF TRUSTEES
--------------------------------------------------------------------------------

The Board of Trustees (the "Board") of Baron Select Funds (the "Trust") met on May 23, 2006, to discuss the selection of BAMCO, Inc. as the adviser ("Adviser") and the approval of the advisory fee for the Baron Partners Fund series of the trust (the "Fund"). The members of the Board who are not affiliated with the Fund's Adviser (the "Independent Trustees") met in separate session to discuss and consider the renewal of the advisory contract for the Fund. An independent consultant provided reports to the Board and attended the May Board meeting. The Trustees received a substantial amount of information from the Adviser and from the consultant. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the advisory agreement for the Fund for an additional one year period.

In considering the advisory agreement and in reaching its determination, the Board reviewed and analyzed various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

As part of their consideration of the services provided by the Adviser, the Independent Trustees relied on information received and knowledge gained throughout the year. The Board considered the Adviser's resources and the Board's confidence in the Adviser's senior personnel and portfolio management staff. The Board paid particular attention to the quality of the services provided by the Adviser and the nature of those services, including the extensive devotion to research efforts by the Adviser and the long-term approach to portfolio management. The Board also considered the level of performance of other services provided by the Adviser, including selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, including the Fund's custodian and transfer agent, the ability to monitor adherence to risk profiles, investment guidelines and restrictions. The Board also considered the support services provided to the Board and the legal and accounting services provided to the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Fund were appropriate and that the Fund was likely to continue to benefit from those services provided under the contracts with the Adviser.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board's analysis of the investment performance of the Fund took into account reports prepared by an independent consultant and data supplied by independent data service providers. Performance of the Fund was compared to performance of similar funds managed by other advisers over comparable periods, as well as to the expenses of those other funds. The independent analysis considered total return and risk ratios of the Fund and of similar funds, and a comparison of annualized total return over one, three, and five year periods, against expense group and performance universe averages. The Board considered the performance of the Fund as measured against its peers and against other Funds managed by the Adviser. After considering all the information, the Board concluded that the Fund and its shareholders were benefitting from the Adviser's investment management of the Fund, although noted that past performance is no guarantee of future results.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board examined the fees charged by the Adviser as compared to the fees charged by comparable funds, based on information provided by the Adviser and by the independent consultant. The information considered by the Board compared various fees and expenses, as well as total expense ratios, of the Fund against the same fees and expenses of other funds of similar size, character and investment strategies. Although the operating expense ratios for the Fund were not the lowest, they were not the highest either. The Board noted that operating expense ratios for the Fund had continued to decrease since the inception of the Fund.

The Board considered the Adviser's management fees for other mutual fund accounts for which the Adviser serves as a sub-adviser. While the fees for those sub-advised accounts are lower than the fees for the Fund, the Adviser performs only portfolio management services for those accounts, and does not provide the many other services provided by the Adviser to the Fund. The Board discussed and considered those other services, which include accounting, oversight of service providers, legal, regulatory, risk management, and trustee support.

The Board also considered the costs of portfolio management, including the types of investments made for the Fund, the personnel and systems necessary to implement investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Fund. The Board also considered the financial condition of the Adviser and its affiliates.

The Board concluded that the management fee, as well as the total expenses paid by the Fund to the Adviser and its affiliates, were reasonable in light of the services provided and the performance of the Fund achieved by the Adviser over various time periods, and that the other expenses of the Fund were also reasonable.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which the Fund's management fee reflected economies of scale for the benefit of Fund shareholders. The Board considered that the Fund does not have breakpoint fees. The Board considered that the small and mid cap investment strategy required more attention by the Adviser than a strategy that involved other types of investing, particularly as the assets size increased in size. The Board considered other components of the services provided by the Adviser with respect to economies of scale achieved as asset sizes increase. The Board concluded that each Fund's management fee structure was reasonable with respect to economies achieved for the benefit of shareholders.

After due consideration of the above enumerated factors, and additional factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Fund's investment advisory agreement was in the best interests of the Fund and its shareholders.

[Registered Castle Logo]
    B  A  R  O  N
   S  E  L  E  C  T
    F  U  N  D  S





                                                                 JUNE06

Item 2. Code of Ethics.

          Not applicable at this time. This item is appliacble to annual reports.

Item 3. Audit Committee Financial Expert.

          Not applicable at this time. This item is appliacble to annual reports.

Item 4.  Principal Accountant Fees and Services.

          Not applicable at this time. This item is appliacble to annual reports.

Item 5.  Audit Committee of Listed Registrants.

          Not applicable at this time. This item is appliacble to annual reports.

Item 6.  Schedule of Investments.

          Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        NOT APPLICABLE.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

        NOT APPLICIABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

        NOT APPLICABLE>

Item 11. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON SELECT FUNDS



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           CEO and Chief Investment Officer

                                 Date:  August 30, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           CEO and Chief Investment Officer

                                 Date:  August 30, 2006



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: August 30, 2006


A signed original of this written statement has been provided to Baron Select Funds and will be retained by Baron Select Funds and furnished to the Securities and Exchange Commission or its staff upon request.